1290 High Yield Bond Fund Expense Example - 1290 High Yield Bond Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 547
Expense Example, with Redemption, 3 Years	832
Expense Example, with Redemption, 5 Years	1,137
Expense Example, with Redemption, 10 Years	2,001
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	1,341
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	851
Expense Example, with Redemption, 10 Years	$ 1,901